Shareholder Report, Holdings (Details) - C000099791	Oct. 31, 2024
FHLMC POOL8266128
Holdings [Line Items]
Percent of Total Investments	1.80%
Harbour Aircraft Investments8266354
Holdings [Line Items]
Percent of Total Investments	1.60%
Harbour Aircraft Investments8266351
Holdings [Line Items]
Percent of Total Investments	1.50%
Fortiva Retail Credit Master Note Business Trust8266327
Holdings [Line Items]
Percent of Total Investments	1.40%
AIM Aviation Finance8266143
Holdings [Line Items]
Percent of Total Investments	1.40%
Avis Budget Rental Car Funding AESOP8266212
Holdings [Line Items]
Percent of Total Investments	1.30%
AASET Trust8266174
Holdings [Line Items]
Percent of Total Investments	1.20%
Palmer Square CLO8266044
Holdings [Line Items]
Percent of Total Investments	1.10%
Citigroup Commercial Mortgage Trust8265888
Holdings [Line Items]
Percent of Total Investments	1.10%
Frontier Issuer8266345
Holdings [Line Items]
Percent of Total Investments	1.00%
Other Investment
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Corporate Obligation
Holdings [Line Items]
Percent of Net Asset Value	0.80%
U.S. Treasury Obligation
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Short-Term Investment
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Residential Mortgage-Backed Obligation
Holdings [Line Items]
Percent of Net Asset Value	10.90%
Commercial Mortgage-Backed Obligation
Holdings [Line Items]
Percent of Net Asset Value	19.10%
Asset-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	64.80%